ARROW INVESTMENTS TRUST

	CLASS A	CLASS C	INSTITUTIONAL CLASS
ARROW DWA BALANCED FUND	Ticker: DWAFX	Ticker: DWATX	Ticker: DWANX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 26, 2019 (SEC Accession No. 0001580642-19-002118).